Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 02, 2016
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Equinox Chesapeake Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX FUNDS TRUST
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CHESAPEAKE STRATEGY FUND (THE “FUND”)

Supplement dated June 1, 2016 to the Prospectus for the Fund dated February 1, 2016 (“Prospectus”) and Summary Prospectus dated February 1, 2016 (“Summary Prospectus”), each as may be amended or supplemented from time to time.

The information in this supplement updates and amends certain information contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with such documents.

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus under the heading “Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	(1)	1.00%	(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None		None		None
Wire Redemption Fee	$15.00	(2)	$15.00	(2)	$15.00	(2)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees (3)	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Total Other Expenses (4)	0.73%	0.60%	0.67%
Other Expenses (4)	0.51%	0.38%	0.63%
Interest Expenses	0.22%	0.22%	0.04%

Total Annual Fund Operating Expenses (5)	1.73%	2.35%	1.42%

Fee Waiver and/or Expense Reimbursement (5)	(0.16)%	(0.03)%	(0.27)%

Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (5)	1.57%	2.32%	1.15%

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

(2)	The Fund’s transfer agent charges this fee for each wire redemption.

(3)	“Management Fees” include a management fee paid to Equinox Institutional Asset Management, LP (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund’s Board of Trustees.

(4)

This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management Fees”. “Other Expenses” include expenses of the Fund’s Subsidiary. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary’s counterparty and the fees and expenses associated with Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Based on an average notional amount of the over-the-counter derivatives of approximately 100% of Fund assets during the fiscal year that ended on September 30, 2015, the Fund indirectly was subject to estimated counterparty fees of approximately 0.35% (annualized) of Fund assets. These fees may be subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. Currently the Chesapeake Program, in which the Subsidiary invests, pays aggregate weighted average management fees and weighted average incentive/performance fees, both directly and indirectly through over-the-counter derivatives, of 0.00% of the Chesapeake Program’s notional exposure and up to 10% of Chesapeake Program’s trading profits, respectively. Incentive/performance fees cannot be meaningfully estimated for any fiscal year of the Fund but the Adviser currently estimates for the current fiscal year such fees to range from 0% to 10% of the trading profits of the Chesapeake Program. The Fund’s average notional exposure to the Chesapeake Program during the fiscal year was approximately 100% of the Fund assets. The performance of the Fund is net of all such embedded management and incentive/performance fees. Investors should note that the level of prevailing interest rates will fluctuate from time to time. To the extent that such interest rates increase above current levels, the cost of the Fund’s investment in swaps and other over-the-counter derivatives will increase.

(5)	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund” fees and expenses, (v) any expenses of the Subsidiary including trading company expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.35% with respect to Class A shares, 2.10% with respect to Class C shares and 1.10% with respect to Class I shares of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2017. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund’s operating expenses are below the expense limitation amount.

Expense Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A and Class C shares of the Fund and $100,000 (investment minimum) in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 years	10 Years
Class A	$826	$1,074	$1,445	$2,486
Class C	$335	$731	$1,253	$2,684
Class I	$1,172	$4,228	$7,507	$16,787

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in Class A and Class C shares of the Fund and $100,000 (investment minimum) in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Equinox Chesapeake Strategy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15.00)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%	[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.57%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 826
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,074
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,486
Equinox Chesapeake Strategy Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15.00)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%	[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.32%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 335
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	731
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,253
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,684
Equinox Chesapeake Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EQCHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15.00)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.63%	[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 16,787

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.
[2]	The Fund's transfer agent charges this fee for each wire redemption.
[3]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[4]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees". "Other Expenses" include expenses of the Fund's Subsidiary. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary's counterparty and the fees and expenses associated with Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Based on an average notional amount of the over-the-counter derivatives of approximately 100% of Fund assets during the fiscal year that ended on September 30, 2015, the Fund indirectly was subject to estimated counterparty fees of approximately 0.35% (annualized) of Fund assets. These fees may be subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. Currently the Chesapeake Program, in which the Subsidiary invests, pays aggregate weighted average management fees and weighted average incentive/performance fees, both directly and indirectly through over-the-counter derivatives, of 0.00% of the Chesapeake Program's notional exposure and up to 10% of Chesapeake Program's trading profits, respectively. Incentive/performance fees cannot be meaningfully estimated for any fiscal year of the Fund but the Adviser currently estimates for the current fiscal year such fees to range from 0% to 10% of the trading profits of the Chesapeake Program. The Fund's average notional exposure to the Chesapeake Program during the fiscal year was approximately 100% of the Fund assets. The performance of the Fund is net of all such embedded management and incentive/performance fees. Investors should note that the level of prevailing interest rates will fluctuate from time to time. To the extent that such interest rates increase above current levels, the cost of the Fund's investment in swaps and other over-the-counter derivatives will increase.
[5]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund" fees and expenses, (v) any expenses of the Subsidiary including trading company expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.35% with respect to Class A shares, 2.10% with respect to Class C shares and 1.10% with respect to Class I shares of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2017. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.